SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	AEROSPACE & DEFENSE - 3.0%
123	General Dynamics Corporation(a)	$ 37,171
73	Lockheed Martin Corporation	42,672
		79,843
	BANKING - 3.0%
385	JPMorgan Chase & Company(a)	81,182

	BEVERAGES - 3.9%
782	Coca-Cola Company (The) (a)	56,194
283	PepsiCo, Inc. (a)	48,124
		104,318
	BIOTECH & PHARMA - 9.3%
107	Eli Lilly & Company(a)	94,796
383	Johnson & Johnson(a)	62,069
479	Merck & Company, Inc. (a)	54,395
192	Zoetis, Inc. (a)	37,513
		248,773
	COMMERCIAL SUPPORT SERVICES - 1.3%
172	Cintas Corporation	35,411

	DIVERSIFIED INDUSTRIALS - 2.9%
200	Honeywell International, Inc.	41,342
144	Illinois Tool Works, Inc.	37,738
		79,080
	ELECTRICAL EQUIPMENT - 4.0%
569	Amphenol Corporation, Class A(a)	37,076
342	Otis Worldwide Corporation	35,547
228	TE Connectivity PLC(a)	34,426
		107,049
	FOOD - 2.6%
164	Hershey Company (The)	31,452
510	Mondelez International, Inc. (a)	37,572
		69,024

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.8%
130	UnitedHealth Group, Inc. (a)	$ 76,008

	HOUSEHOLD PRODUCTS - 2.4%
368	Procter & Gamble Company (The) (a)	63,738

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
151	Cboe Global Markets, Inc.	30,935

	INSURANCE - 2.7%
103	Aon PLC, Class A	35,637
171	Marsh & McLennan Companies, Inc. (a)	38,148
		73,785
	INTERNET MEDIA & SERVICES - 5.1%
832	Alphabet, Inc., Class A(a)	137,987

	LEISURE FACILITIES & SERVICES - 4.5%
161	McDonald's Corporation(a)	49,026
387	Starbucks Corporation(a)	37,729
240	Yum! Brands, Inc.	33,530
		120,285
	MACHINERY - 4.5%
125	Caterpillar, Inc. (a)	48,891
97	Deere & Company	40,481
110	Snap-on, Inc. (a)	31,868
		121,240
	MEDICAL EQUIPMENT & DEVICES - 1.7%
403	Abbott Laboratories	45,946

	RETAIL - DISCRETIONARY - 4.0%
163	Home Depot, Inc. (The) (a)	66,048
349	TJX Companies, Inc. (The) (a)	41,021
		107,069
	SEMICONDUCTORS - 7.1%
566	Broadcom, Inc. (a)	97,634

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	SEMICONDUCTORS - 7.1% (Continued)
271	QUALCOMM, Inc. (a)	$ 46,084
226	Texas Instruments, Inc. (a)	46,685
		190,403
	SOFTWARE - 8.5%
70	Intuit, Inc.	43,470
304	Microsoft Corporation(a)	130,811
320	Oracle Corporation(a)	54,528
		228,809
	TECHNOLOGY HARDWARE - 6.9%
578	Apple, Inc. (a)	134,674
933	Cisco Systems, Inc. (a)	49,654
		184,328
	TECHNOLOGY SERVICES - 11.9%
132	Accenture PLC, Class A(a)	46,659
143	Automatic Data Processing, Inc.	39,572
425	Cognizant Technology Solutions Corporation, Class A(a)	32,802
131	Mastercard, Inc., Class A(a)	64,688
59	MSCI, Inc.	34,393
250	Paychex, Inc.	33,548
244	Visa, Inc., Class A	67,088
		318,750
	TOBACCO & CANNABIS - 3.0%
711	Altria Group, Inc.	36,289
374	Philip Morris International, Inc. (a)	45,404
		81,693
	TRANSPORTATION EQUIPMENT - 1.3%
357	PACCAR, Inc. (a)	35,229

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares					Fair Value
	COMMON STOCKS — 97.6% (Continued)
	TOTAL COMMON STOCKS (Cost $2,458,660)				$ 2,620,885

	TOTAL INVESTMENTS - 97.6% (Cost $2,458,660)				$ 2,620,885
	CALL OPTIONS WRITTEN - (1.4)% (Premiums received - $39,328)				(38,074)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%				103,280
	NET ASSETS - 100.0%				$ 2,686,091

Contracts(b)
	WRITTEN EQUITY OPTIONS - (1.4)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.4)%
1	Accenture PLC	10/18/2024	$ 355.00	$ 35,348	$ 443
8	Alphabet, Inc.	11/15/2024	175.00	132,680	3,236
5	Amphenol Corporation	11/15/2024	70.00	32,580	666
5	Apple, Inc.	11/15/2024	240.00	116,500	2,931
5	Broadcom, Inc.	10/18/2024	175.00	86,250	2,495
1	Caterpillar, Inc.	10/18/2024	390.00	39,112	941
9	Cisco Systems, Inc.	11/15/2024	57.50	47,898	380
7	Coca-Cola Company (The)	10/18/2024	72.50	50,302	524
4	Cognizant Technology Solutions Corporation	10/18/2024	80.00	30,872	167
1	Eli Lilly & Company	11/15/2024	1,000.00	88,594	1,336
1	General Dynamics Corporation	01/17/2025	330.00	30,220	344
1	Home Depot, Inc. (The)	10/18/2024	405.00	40,520	750
2	Honeywell International, Inc.	12/20/2024	220.00	41,342	547
1	Illinois Tool Works, Inc.	12/20/2024	280.00	26,207	385
3	Johnson & Johnson	11/15/2024	170.00	48,618	533
3	JPMorgan Chase & Company	11/15/2024	225.00	63,258	809
1	Marsh & McLennan Companies, Inc.	12/20/2024	240.00	22,309	202
1	Mastercard, Inc.	11/15/2024	500.00	49,380	1,339
1	McDonald's Corporation	01/17/2025	315.00	30,451	839
4	Merck & Company, Inc.	11/15/2024	125.00	45,424	289
3	Microsoft Corporation	11/15/2024	445.00	129,090	3,130
5	Mondelez International, Inc.	12/20/2024	75.00	36,835	1,096
3	Oracle Corporation	10/18/2024	155.00	51,120	4,722
3	Otis Worldwide Corporation	11/15/2024	110.00	31,182	428
3	PACCAR, Inc.	11/15/2024	105.00	29,604	627
2	PepsiCo, Inc.	12/20/2024	190.00	34,010	118
3	Philip Morris International, Inc.	12/20/2024	130.00	36,420	522
3	Procter & Gamble Company (The)	11/15/2024	180.00	51,960	531
2	QUALCOMM, Inc.	11/15/2024	185.00	34,010	1,089
1	Snap-on, Inc.	11/15/2024	300.00	28,971	628
3	Starbucks Corporation	11/15/2024	100.00	29,247	1,051
2	TE Connectivity Ltd.	11/15/2024	160.00	30,198	501
2	Texas Instruments, Inc.	11/15/2024	220.00	41,314	821

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (1.4)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.4)% (Continued)
3	TJX Companies, Inc. (The)	10/18/2024	$ 115.00	$ 35,262	$ 1,097
1	UnitedHealth Group, Inc.	11/15/2024	610.00	58,468	1,577
2	Yum! Brands, Inc.	01/17/2025	150.00	27,942	380
1	Zoetis, Inc.	11/15/2024	200.00	19,538	600
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $39,328)				38,074

Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2024 the total value of securities held as collateral is $1,621,264.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.